Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Dec. 31, 2013	$ 1,000	$ 94,798,000	$ (81,909,000)	$ 12,890,000
Beginning Balance, (in shares) at Dec. 31, 2013	19,693,434
Share-based compensation expense		2,730,000		2,730,000
Issuance of common stock in public offerings		7,770,000		7,770,000
Issuance of stock in public offering (in shares)	3,500,312
Issuance of common stock for services		477,000		477,000
Issuance of common stock for services (in shares)	74,626
Issuance of common stock upon cashless exercise of warrants (in shares)	6,903
Issuance of common stock upon exercise of warrants		12,000		12,000
Issuance of common stock upon exercise of warrants (in shares)	9,975
Issuance of common stock upon exercise of stock options		212,000		212,000
Issuance of common stock upon exercise of stock options (in shares)	132,900
Issuance of common stock to 401(k) plan	$ 173,000	173,000		173,000
Issuance of common stock to 401(k) plan (in shares)	41,753
Net loss			(18,346,000)	(18,346,000)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2014	$ 1,000	106,172,000	(100,255,000)	5,918,000
Ending Balance, (in shares) at Dec. 31, 2014	23,453,000
Share-based compensation expense		4,666,000		4,666,000
Issuance of common stock in public offerings		14,480,000		14,480,000
Issuance of stock in public offering (in shares)	2,388,245
Issuance of common stock upon cashless exercise of warrants (in shares)	25,052
Issuance of common stock upon exercise of warrants		7,789,000		7,789,000
Issuance of common stock upon exercise of warrants (in shares)	1,379,575
Issuance of common stock upon exercise of stock options		1,068,000		1,068,000
Issuance of common stock upon exercise of stock options (in shares)	316,177
Fair value of derivative warrant liability reclassified to additional paid-in capital		16,121,000		16,121,000
Fractional shares issued due to reverse stock split	1,514
Issuance of common stock to 401(k) plan	$ 201,000	201,000		201,000
Issuance of common stock to 401(k) plan (in shares)	17,437
Net loss			(33,314,000)	(33,314,000)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2015	$ 1,000	150,497,000	(133,569,000)	$ 16,929,000
Ending Balance, (in shares) at Dec. 31, 2015	27,555,948			27,555,948
Share-based compensation expense		5,063,000		$ 5,063,000
Issuance of common stock and warrants in public offerings, net of $2,040 issuance costs		29,905,000		29,905,000
Issuance of common stock and warrants in public offerings, net of $2,040 issuance costs (in shares)	4,293,333
Issuance of common stock for services (in shares)	365
Issuance of common stock upon cashless exercise of warrants (in shares)	4,979
Issuance of common stock upon exercise of stock options		191,000		191,000
Issuance of common stock upon exercise of stock options (in shares)	135,205
Issuance of common stock under ESPP		91,000		91,000
Issuance of common stock under ESPP (in shares)	16,729
Issuance of common stock to 401(k) plan	$ 208,000	208,000		208,000
Issuance of common stock to 401(k) plan (in shares)	37,528
Net loss			(23,438,000)	(23,438,000)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2016	$ 1,000	$ 185,955,000	$ (157,007,000)	$ 28,949,000
Ending Balance, (in shares) at Dec. 31, 2016	32,044,087			32,044,087
Issuance of common stock upon exercise of stock options (in shares)	89,387
Issuance of common stock under ESPP (in shares)	17,750
Issuance of common stock to 401(k) plan	$ 154,000
Issuance of common stock to 401(k) plan (in shares)	61,587
Stockholders' Equity Attributable to Parent, Ending Balance at Sep. 30, 2017				$ 14,251,000
Ending Balance, (in shares) at Sep. 30, 2017				34,234,580